Convertible preferred shares	12 Months Ended
Dec. 31, 2013
Convertible preferred shares
Convertible preferred shares

12.                               Convertible preferred shares

On October 30, 2006, the Company issued 26,513,257 series A preferred shares with a total consideration amounting to US$2,513 (the “Series A Preferred Shares”). On November 8, 2007, subsequent to the issuance of Series A Preferred Shares, the Company repurchased 1,154,441 Series A Preferred Shares from one preferred shareholder at fair value on repurchase date which was determined with the assistance of an independent appraiser. On November 13, 2007, February 12, 2009, and September 4, 2009, the Company issued a total of 23,655,035 series B preferred shares with a total consideration amounting to US$8,325 (the “Series B Preferred Shares”). On October 29, 2009 and February 24, 2010, the Company issued a total of 14,685,829 series C preferred shares with a total consideration amounting to a US$13,993 (the “Series C Preferred Shares”).

The details of the Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares (collectively, the “Convertible Preferred Shares”) are as follows:

Voting rights

The holder of each class of Convertible Preferred Shares (the “Preferred Shareholder”) is entitled to voting rights equal to the ordinary shareholders on an as converted basis. The Preferred Shareholder is entitled to vote on any matter subject to ordinary shareholder voting.

Dividends

The Preferred Shareholder is entitled to dividends prior and in preference to any declaration or payment of any dividend on the ordinary shares. Such dividends are payable only when, as, and if declared by the Board of Directors and are non-cumulative. No dividends or other distributions shall be declared, paid or distributed (whether in cash or otherwise) on any ordinary shares or any other classes of shares unless and until a dividend in the like amount and kind has first been declared on the Convertible Preferred Shares on an as-if-converted basis and has been paid in full to the Preferred Shareholders.

Liquidation preference

In the event of any voluntary or involuntary liquidation, winding up or cessation of business of the Company, or (A) a sale of all or substantially all of the assets of the Company; (B) a merger, reorganization, transfer of voting control or other business combination or transaction in which the shareholders owning a majority of the voting securities of the Company prior to such transaction do not own such a majority of the surviving entity; or (C) a sale, transfer or a grant of an exclusive, irrevocable license of all or substantially all of the proprietary rights or intellectual property owned, or controlled by ownership, contractual rights or otherwise, any entity of the Company to a third party (the “Liquidation Transaction”), the Preferred Shareholders shall be entitled to receive in the order of Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares, prior and in preference to any distribution of any of the assets of the Company to the ordinary shareholders, the amount of purchase price of their individual shares, plus all declared but unpaid dividends. Upon the completion of the distribution required above, the remaining assets and funds shall be distributed ratably amongst the ordinary shareholders.

Conversion

Each class of Convertible Preferred Shares is convertible, at the option of the holder, at any time into ordinary shares as determined by the quotient of the stated original issuance price and the conversion price. The initial conversion price and conversion ratio is the stated issuance price of each class of Convertible Preferred Shares and on a one-for-one basis, respectively. The above conversion prices are subject to adjustments in the event that the Company issues additional ordinary shares or additional deemed ordinary shares through options or convertible instruments for a consideration per share received by the Company (net of any selling concessions, discounts or commissions) less than the original respective conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the respective conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula. The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events.

Each Convertible Preferred Share is automatically convertible into ordinary shares upon (i) the closing of the Company’s qualified initial public offering (the “Qualified IPO”); or (ii) the date specified by written consent or agreement of the holders of at least a majority of the Preferred Shareholders.

Registration rights

The Convertible Preferred Shares also contain registration rights which: (1) allow the holders to demand the Company to file a registration statement covering the offer and sale of the Convertible Preferred Shares after a Qualified IPO; (2) require the Company to offer Preferred Shareholders an opportunity to include in a registration if the Company proposes to file a registration statement for a public offering of other securities; (3) allow the Preferred Shareholders to request the Company to file a registration statement on Form F-3 when the Company is eligible to use Form F-3. The Company is required to use its best efforts to effects the registration if requested by the Preferred Shareholders, but there is no requirement to pay any monetary or non-monetary consideration for non-performance.

Redemption

At any time after the respective Series C Preferred Share issuance date but no later than December 31, 2013, all the outstanding Series C Preferred Shares may be redeemable at the written request to the Company made by the holders of no less than 65% of the Series C Preferred Shares, at a redemption price equal to the stated issuance price, plus all declared but unpaid dividends, proportionally adjusted for any recapitalizations, share combinations, share dividends, share splits. There are no redemption rights in the Series A Preferred Share and Series B Preferred Share agreements other than in the event of a Liquidation Transaction.

Drag-along sale

At any time prior to a Qualified IPO, if holders of a majority of the Convertible Preferred Shares vote to enter into a Liquidation Transaction, then each Preferred Shareholder shall sell, transfer, convey or assign the Convertible Preferred Shares pursuant to, and so as to give effect to, such offer to purchase, merger or consolidation, sale or transfer.

Accounting for Series A, Series B and Series C Preferred Shares

The Series A Preferred Shares and Series B Preferred Shares have been classified as mezzanine equity as these preferred shares are redeemable contingent upon the occurrence of a conditional event (i.e. a Liquidation Transaction). The holders of the Series A Preferred Shares and Series B Preferred Shares have a liquidation preference and will not receive the same form of consideration upon the occurrence of the conditional event as ordinary shareholders would. The Series C Preferred Shares have been classified as mezzanine equity as they may be redeemed at the option of the holders on or after an agreed upon date outside the sole control of the Company.

The initial carrying amount of the Convertible Preferred Shares is the respective issue price at the date of issuance net of issuance costs. Series A Preferred Shares and Series B Preferred Shares are not redeemable until the occurrence of a Liquidation Transaction. No subsequent accretion to the respective redemption values is necessary until it is probable a Liquidation Transaction is to occur. The Series C Preferred Shares were initially recorded at issue price net of issuance costs; and the Company recognized an accretion charge of RMB 1,031 during the year ended December 31, 2009 to adjust the carrying amount of the instrument to equal the redemption value.

The Preferred Shareholders have the ability to convert the instrument into the Company’s ordinary shares. The Company evaluated the embedded conversion option in these convertible preferred shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The conversion options and the contingent redemption options of the Convertible Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor are they readily convertible into cash. There are no other embedded derivatives that are required to be bifurcated.

Beneficial conversion features (“BCF”) exist when the conversion price of the Convertible Preferred Shares is lower than the fair value of the ordinary share at the commitment date. Since the Convertible Preferred Shares are convertible from inception but contain conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature is measured at the commitment date but not recognized until the contingency is resolved. The Company determined the fair value of the ordinary share with the assistance from an independent third party valuation firm. The Company is ultimately responsible for the determination of such fair value. On the respective issuance dates of the Convertible Preferred Shares (the respective commitment dates), the most favorable conversion price is greater than the fair value per ordinary share. Therefore, no BCF was recognized.

Modification and conversion of Convertible Preferred Shares

On June 22, 2011, 1,632,965 Convertible Preferred Shares were converted into the same number of ordinary shares.

To facilitate a closing condition of the Baidu Transaction, the Company modified the Convertible Preferred Shares by adjusting the conversion ratio and distributing fixed cash payments per ordinary share to effect Baidu’s 60% equity interest on a fully diluted basis (note 1).

On July 20, 2011, the closing date of the Baidu Transaction, the then existing 61,297,314 Convertible Preferred Shares were converted into 3,615,818 ordinary shares, 991,348 Class A, 49,971,749 Class B and 6,718,399 Class C ordinary shares, respectively. In addition, the Company declared dividends of US$3.4074, US$1.6113, US$3.5475 and US$2.3655 for each ordinary share, Class A, Class B and Class C ordinary share, respectively. The dividend amounts for each class of ordinary shares reflected the dilution of the equity interest of each class of ordinary shares after the closing of the Baidu Transaction. The total dividends declared to the Preferred Shareholders amounted to RMB1,337,604 (Note 14). Simultaneously, each Class A, Class B and Class C ordinary share was converted into 1.77606, 0.93950 and 1.45001 ordinary share, respectively. There were no other modifications to the terms and conditions of the Convertible Preferred Shares.

As a result of the above, all the Convertible Preferred Shares were converted into 63,699,680 ordinary shares in total in 2011. The dividends were accounted for as distribution (note 14) in 2011 and were included in “Distribution and payment of CERH fees” in the consolidated statements of changes in shareholders’ (deficit) equity.

The Company considers that a change in fair value exceeding 10% immediately after the change of the terms to be substantive and thus triggers extinguishment. A change in fair value not exceeding 10% immediately after the change of the terms is considered non-substantive and thus is subject to modification accounting. The Company assessed the total fair value of the Convertible Preferred Shares immediately before and after the change of the terms with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of such fair value. The total fair value of the Series C Preferred Shares decreased immediately after the change of the terms, and therefore, there was no accounting impact. The total fair value of the Series A Preferred Shares and Series B Preferred Shares increased by RMB4,936 and RMB26,245 or 0.6% and 3.5% immediately after the change of the terms, respectively. None of the modification of the terms of the Convertible Preferred Shares was considered substantive and therefore, did not trigger any extinguishment. Thus, such change was accounted for as a modification and the amount was treated as a deemed dividend to the Preferred Shareholders which increased the net loss attributable to ordinary shareholders for the year ended December 31, 2011.